Preferred Stock (Narrative) (Detail)	Mar. 31, 2022 ¥ / shares shares
Class 5 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares) | shares	400,000,000
Liquidation distribution per share | ¥ / shares	¥ 2,500
Class 6 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares) | shares	200,000,000
Liquidation distribution per share | ¥ / shares	¥ 2,500
Class 7 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares) | shares	200,000,000
Liquidation distribution per share | ¥ / shares	¥ 2,500